Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	$ 660,954	$ 613,722
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	25,535	43,486
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	11,927	2,067
Total fixed-maturity securities, available-for-sale, Fair value	674,562	655,141
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	72,035	93,692
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,188	1,446
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	0	61
Total fixed-maturity securities, available-for-sale, Fair value	73,223	95,077
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	11,112	11,679
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	214	305
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	282	42
Total fixed-maturity securities, available-for-sale, Fair value	11,044	11,942
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	505	2,517
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	5	30
Total fixed-maturity securities, available-for-sale, Fair value	510	2,547
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	36,467	36,746
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	2,989	4,625
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	789	43
Total fixed-maturity securities, available-for-sale, Fair value	38,667	41,328
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	406,982	328,406
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	18,230	30,664
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	9,697	1,740
Total fixed-maturity securities, available-for-sale, Fair value	415,515	357,330
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	0	0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities, amortized cost	133,853	140,682
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	2,909	6,416
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	1,159	181
Total fixed-maturity securities, available-for-sale, Fair value	135,603	146,917
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income	$ 0	$ 0